Subsequent Event	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Event

11. Subsequent Event

Long Term Investor Rights

Subsequent to November 24, 2016, the two-year anniversary of the Company’s IPO, the Company distributed 349,613 shares of its common stock to IPO investors who met the the qualifying terms of the Long Term Investor Right (LTIR) as described in Note 6 above. The shares distributed in connection with the LTIR have been accounted for as an equity transaction in the Company’s consolidated statement of stockholders’s equity and had no impact on the consolidated statements of operations.

Stock Option Grants

In January 2017, the Company granted stock options to purchase 2,151,402 shares of common stock to employees, including 1,698,260 options that were granted to senior management of the Company. The options are exercisable for a period of ten years from the date of grant with exercise prices ranging from $1.53 to $1.97 per share. The options vest over a four year term, of which one-fourth vests on the one year anniversary of the date of grant and the remaining options vest quarterly over three years thereafter. The fair value of these options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $2,012,162 (a weighted average of $0.94 per share).